Related Party Transactions (Details) (Parent and its affiliates, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent and its affiliates
Related party transactions
Net fees paid for services provided	$ 68,848	$ 78,866	$ 92,366